ALPS ETF TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

December 5, 2025

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333-148826; 811-22175)
Post-Effective	Amendment No. 343

Dear Sir or Madam:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 343 (“PEA 343”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 344 to the Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). PEA 343 is being filed to register shares of the ALPS Nautilus SMR, Nuclear & Technology ETF, a new series of the Trust. PEA 343 does not affect the currently effective prospectuses and Statement of Additional Information for other series of the Trust’s shares not included herein.

No fee is required in connection with this filing.

The SEC Staff is requested to address any questions on this filing to Adam Teufel at 202.261.3464.

Sincerely,

/s/Brendan Hamill

Brendan Hamill, Esq.

Secretary

Enclosure

cc:	Adam T. Teufel, Esq.

Dechert LLP